SHORT-TERM BORROWINGS - Non-Revolving Credit Facility (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) borrowing	Dec. 31, 2022 CAD ($)	Nov. 30, 2023 CAD ($) borrowing	Mar. 31, 2023 USD ($)
Credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 500,000,000	$ 1,000,000,000	$ 2,000,000,000
Repayments of short-term borrowings	3,628,000,000	1,002,000,000
Proceeds received from short-term borrowings	$ 3,241,000,000	865,000,000
Borrowings, Number Of Borrowings Entered Into | borrowing			3
Borrowings, Number Of Borrowings Terminated | borrowing	2
Non-Revolving Credit Facility, Maturing In 2023
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		375,000,000
Borrowings		375,000,000		$ 459
Non-Revolving Credit Facility, Maturing In 2024
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		375,000,000
Non-Revolving Credit Facility, Maturing One Year When Drawn
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 250,000,000